AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.7%
Information Technology – 23.2%
Electronic Equipment, Instruments & Components – 2.3%
Fabrinet(a) (b)	224,373	$38,832,235
Novanta, Inc.(b)	139,810	21,880,265

		60,712,500

IT Services – 0.9%
MongoDB, Inc.(b)	68,568	25,039,662

Semiconductors & Semiconductor Equipment – 6.9%
Lattice Semiconductor Corp.(a) (b)	542,807	37,236,560
MACOM Technology Solutions Holdings, Inc.(b)	494,064	50,369,825
Monolithic Power Systems, Inc.	46,369	31,036,163
Semtech Corp.(a) (b)	888,390	33,421,232
Universal Display Corp.	210,355	33,231,883

		185,295,663

Software – 11.9%
Fair Isaac Corp.(b)	17,653	20,006,675
Five9, Inc.(b)	543,981	31,316,986
Freshworks, Inc. - Class A(b)	1,829,954	32,664,679
HubSpot, Inc.(b)	50,213	30,372,337
Klaviyo, Inc. - Class A(a) (b)	1,052,605	23,578,352
Manhattan Associates, Inc.(b)	245,406	50,568,360
Monday.com Ltd.(b)	175,607	33,247,673
Nutanix, Inc. - Class A(b)	679,537	41,247,896
PTC, Inc.(b)	278,912	49,490,145
Samsara, Inc. - Class A(b)	161,380	5,637,004

		318,130,107

Technology Hardware, Storage & Peripherals – 1.2%
Super Micro Computer, Inc.(a) (b)	37,130	31,887,244

		621,065,176

Industrials – 22.3%
Aerospace & Defense – 5.3%
Axon Enterprise, Inc.(b)	204,923	64,276,148
Curtiss-Wright Corp.	144,502	36,619,697
Howmet Aerospace, Inc.	427,687	28,548,107
Moog, Inc. - Class A	83,790	13,328,476

		142,772,428

Building Products – 4.8%
AZEK Co., Inc. (The)(b)	733,095	33,458,456
Builders FirstSource, Inc.(b)	163,796	29,945,184
Carlisle Cos., Inc.	84,195	32,688,709
Lennox International, Inc.	67,869	31,451,852

		127,544,201

Commercial Services & Supplies – 1.6%
Tetra Tech, Inc.	226,506	44,105,248

Company	Shares	U.S. $ Value

Construction & Engineering – 1.3%
API Group Corp.(b)	925,770	$35,706,949

Electrical Equipment – 1.4%
BWX Technologies, Inc.	380,541	36,444,412

Ground Transportation – 1.7%
Saia, Inc.(a) (b)	51,700	20,516,111
XPO, Inc.(b)	225,627	24,245,877

		44,761,988

Machinery – 2.4%
Ingersoll Rand, Inc.	376,498	35,134,794
ITT, Inc.	225,271	29,136,551

		64,271,345

Professional Services – 1.2%
FTI Consulting, Inc.(b)	150,813	32,248,344

Trading Companies & Distributors – 2.6%
Core & Main, Inc. - Class A(b)	584,700	33,018,009
SiteOne Landscape Supply, Inc.(a) (b)	231,878	36,379,339

		69,397,348

		597,252,263

Health Care – 19.1%
Biotechnology – 10.7%
Akero Therapeutics, Inc.(b)	297,787	5,922,983
Apogee Therapeutics, Inc.(a) (b)	139,054	6,994,416
Arcus Biosciences, Inc.(a) (b)	547,355	8,336,217
Ascendis Pharma A/S (ADR)(b)	103,630	14,346,537
Blueprint Medicines Corp.(b)	201,584	18,412,683
Bridgebio Pharma, Inc.(b)	557,271	14,277,283
Cytokinetics, Inc.(b)	292,847	17,957,378
Halozyme Therapeutics, Inc.(b)	532,615	20,292,631
Intellia Therapeutics, Inc.(b)	303,432	6,493,445
Legend Biotech Corp. (ADR)(b)	224,974	9,840,363
MoonLake Immunotherapeutics(b)	203,593	8,328,990
Natera, Inc.(b)	674,052	62,605,950
Neurocrine Biosciences, Inc.(b)	77,300	10,631,842
Sarepta Therapeutics, Inc.(b)	110,850	14,040,261
Ultragenyx Pharmaceutical, Inc.(b)	330,261	14,049,303
Vaxcyte, Inc.(b)	312,755	18,937,315
Viking Therapeutics, Inc.(a) (b)	265,063	21,093,713
Xenon Pharmaceuticals, Inc.(b)	332,198	13,503,849

		286,065,159

Health Care Equipment & Supplies – 3.7%
AtriCure, Inc.(b)	782,593	18,876,143
iRhythm Technologies, Inc.(a) (b)	252,741	27,695,359
Shockwave Medical, Inc.(b)	157,764	52,092,095

		98,663,597

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.1%
BrightSpring Health Services, Inc.(a) (b)	1,271,896	$13,596,568
Inari Medical, Inc.(a) (b)	470,135	17,554,841

		31,151,409

Life Sciences Tools & Services – 2.9%
ICON PLC(b)	149,352	44,488,974
Repligen Corp.(b)	199,772	32,802,562

		77,291,536

Pharmaceuticals – 0.7%
Intra-Cellular Therapies, Inc.(b)	266,481	19,136,001

		512,307,702

Consumer Discretionary – 12.7%
Diversified Consumer Services – 1.6%
Duolingo, Inc.(a) (b)	188,500	42,553,875

Hotels, Restaurants & Leisure – 4.7%
Cava Group, Inc.(b)	534,296	38,437,254
Domino’s Pizza, Inc.	74,228	39,286,654
Wingstop, Inc.	123,185	47,400,356

		125,124,264

Household Durables – 2.7%
NVR, Inc.(b)	3,673	27,322,896
SharkNinja, Inc.	681,287	43,793,128

		71,116,024

Specialty Retail – 2.4%
Five Below, Inc.(b)	223,873	32,761,575
Lithia Motors, Inc.(a)	10,398	2,645,043
Wayfair, Inc. - Class A(a) (b)	600,126	30,096,319

		65,502,937

Textiles, Apparel & Luxury Goods – 1.3%
Deckers Outdoor Corp.(b)	42,263	34,590,998

		338,888,098

Financials – 7.0%
Capital Markets – 2.7%
PJT Partners, Inc. - Class A(a)	297,203	28,082,711
Stifel Financial Corp.	83,562	6,678,275
TPG, Inc.	848,840	36,585,004

		71,345,990

Financial Services – 1.8%
Flywire Corp.(b)	1,040,418	21,328,569
Shift4 Payments, Inc. - Class A(a) (b)	494,045	28,585,444

		49,914,013

Company	Shares	U.S. $ Value

Insurance – 2.5%
Kinsale Capital Group, Inc.	73,370	$26,651,653
Ryan Specialty Holdings, Inc.	798,760	39,410,818

		66,062,471

		187,322,474

Consumer Staples – 5.7%
Beverages – 1.7%
Celsius Holdings, Inc.(b)	658,654	46,942,271

Consumer Staples Distribution & Retail – 1.3%
Grocery Outlet Holding Corp.(b)	1,306,127	33,920,118

Food Products – 1.4%
Freshpet, Inc.(b)	341,804	36,255,150

Personal Care Products – 1.3%
BellRing Brands, Inc.(b)	651,650	35,951,531

		153,069,070

Energy – 5.7%
Energy Equipment & Services – 1.9%
TechnipFMC PLC	2,005,910	51,391,414

Oil, Gas & Consumable Fuels – 3.8%
Permian Resources Corp.(a)	3,077,079	51,541,073
Southwestern Energy Co.(b)	6,664,051	49,913,742

		101,454,815

		152,846,229

Total Common Stocks (cost $2,029,766,378)		2,562,751,012

INVESTMENT COMPANIES – 1.5%
Funds and Investment Trusts – 1.5%
iShares Russell 2000 Growth ETF(a) (c) (cost $29,299,182)	156,772	39,243,167

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $82,265,325)	82,265,325	82,265,325

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $2,141,330,885)		2,684,259,504

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $48,579,659)	48,579,659	$48,579,659

Total Investments – 102.1% (cost $2,189,910,544)(f)		2,732,839,163
Other assets less liabilities – (2.1)%		(55,319,634)

Net Assets – 100.0%		$2,677,519,529

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of April 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $657,669,049 and gross unrealized depreciation of investments was $(114,740,430), resulting in net unrealized appreciation of $542,928,619.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Discovery Growth Fund, Inc.

April 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,562,751,012	$—	$—	$2,562,751,012
Investment Companies	39,243,167	—	—	39,243,167
Short-Term Investments	82,265,325	—	—	82,265,325
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	48,579,659	—	—	48,579,659

Total Investments in Securities	2,732,839,163	—	—	2,732,839,163
Other Financial Instruments(b)	—	—	—	—

Total	$2,732,839,163	$—	$—	$2,732,839,163

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2024 is as follows:

Fund	Market Value 07/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$58,623	$601,812	$578,170	$82,265	$1,891
Government Money Market Portfolio*	33,955	601,850	587,225	48,580	1,611
Total	$92,578	$1,203,662	$1,165,395	$130,845	$3,502

*	Investments of cash collateral for securities lending transactions